Accounts and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts and Other Receivables

As of June 30, 2020 and December 31, 2019, accounts and other receivables consisted of the following (in millions):

	June 30,	December 31,
	2020	2019
Trade receivable	$222	$44
Other accounts receivable	61	14
Total accounts and other receivables	$283	$58

As of December 31, 2019 and 2018, accounts and other receivables consisted of the following (in thousands):

	December 31,
	2019	2018
Trade receivable	$44,403	$51
Other accounts receivable	13,309	24,938
Total accounts and other receivables	$57,712	$24,989